Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Risk-Based Capital Ratios

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2016 and 2015.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		Minimum Capital Requirement with Conservation Buffer (1)		To Be Well Capitalized Under Prompt Corrective Action Provisions(2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
Total risk-based capital (to risk-weighted assets):
Sun Bancorp, Inc.	$354,078	21.63%	$130,929	8.00	$141,157	8.625%	N/A
Sun National Bank	324,196	19.85	130,664	8.00	140,872	8.625	$163,330	10.00%
Tier 1 common equity capital ratio (to risk-weighted assets):
Sun Bancorp, Inc.	262,386	16.03	73,647	4.50	83,876	5.125	N/A
Sun National Bank	308,043	18.86	73,498	4.50	83,707	5.125	106,164	6.50
Tier 1 capital (to risk-weighted assets):
Sun Bancorp, Inc.	309,910	18.94	98,196	6.00	108,425	6.625	N/A
Sun National Bank	308,043	18.86	97,998	6.00	108,206	6.625	130,664	8.00
Leverage capital:
Sun Bancorp, Inc.	309,910	14.57	85,092	4.00	N/A		N/A
Sun National Bank	308,043	14.50	84,959	4.00	N/A		106,199	5.00
December 31, 2015
Total risk-based capital (to risk-weighted assets):
Sun Bancorp, Inc.	$328,575	21.04%	$124,914	8.00%	N/A		N/A
Sun National Bank	297,735	19.11	124,649	8.00	N/A		$155,811	10.00%
Tier 1 common equity capital ratio (to risk-weighted assets):
Sun Bancorp, Inc.	219,939	14.09	70,264	4.50	N/A		N/A
Sun National Bank	279,100	17.91	70,115	4.50	N/A		101,277	6.50
Tier 1 capital (to risk-weighted assets):
Sun Bancorp, Inc.	274,928	17.61	93,685	6.00	N/A		N/A
Sun National Bank	279,100	17.91	93,487	6.00	N/A		124,648	8.00
Leverage capital:
Sun Bancorp, Inc.	274,928	12.19	90,203	4.00	N/A		N/A
Sun National Bank	279,100	12.39	90,069	4.00	N/A		112,587	5.00

(1)	Conservation Buffer of 0.625% became effective as of January 1, 2016.
(2)	Not applicable for bank holding companies.